Appendix 2.2 Additional Information No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Statement of Financial Position (Detail)
$ in Thousands, in Thousands
	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties		$ 57,976,125	$ 68,182,133
Trade and other receivables, current		554,886,639	511,455,330
Trade and other receivables, Non-current		445,016,566	313,574,385
Current accounts payable to related parties		130,053,962	159,809,887
Trade and other payables, current	627,958,022	627,958,022	599,263,208
Trade and other payables non-current		117,210,059	56,250,085
Estimated Sales and Purchases of Energy and Capacity [Member] | Energy and Capacity [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current		229,499,918	209,842,624
Trade and other receivables, Non-current		396,509,053	192,961,043
Total Estimated Assets		626,008,971	402,803,667
Trade and other payables, current		68,569,674	71,189,226
Trade and other payables non-current		121,315,888	53,941,373
Total Estimated Liabilities		189,885,562	125,130,599
Estimated Sales and Purchases of Energy and Capacity [Member] | Energy and Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current		33,270,963	13,929,209
Total Estimated Assets		33,270,963	13,929,209
Trade and other payables, current		13,216,339	20,059,576
Total Estimated Liabilities		$ 13,216,339	$ 20,059,576